Reserves (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Group term life
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	$ 9,031	$ 11,404	$ 10,322
Less: Reinsurance ceded and other	(173)	(391)	(310)
Balance at the beginning of the period, net of reinsurance	8,858	11,013	10,012
Incurred loss related to:
Current year	1,976	2,366	4,058
Prior year's interest	385	418	441
Prior year(s)	(621)	(866)	(838)
Total incurred losses	1,740	1,918	3,661
Paid losses related to:
Current year	1,133	1,486	1,563
Prior year(s)	1,190	2,587	1,097
Total paid losses	2,323	4,073	2,660
Balance at the end of the period, gross of reinsurance	8,275	8,858	11,013
Plus: Reinsurance ceded and other	150	173	391
Balance at the end of the period, net of reinsurance	8,425	9,031	11,404
Group disability
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	79,661	88,945	89,347
Less: Reinsurance ceded and other	(4,670)	(4,660)	(3,461)
Balance at the beginning of the period, net of reinsurance	74,991	84,285	85,886
Incurred loss related to:
Current year	8,438	7,275	11,920
Prior year's interest	3,450	3,806	4,130
Prior year(s)	20	(1,670)	835
Total incurred losses	11,908	9,411	16,885
Paid losses related to:
Current year	1,467	1,200	2,230
Prior year(s)	16,344	17,505	16,256
Total paid losses	17,811	18,705	18,486
Balance at the end of the period, gross of reinsurance	69,088	74,991	84,285
Plus: Reinsurance ceded and other	4,347	4,670	4,660
Balance at the end of the period, net of reinsurance	$ 73,435	$ 79,661	$ 88,945